Events after the balance sheet date (Details)	4 Months Ended		12 Months Ended
	Apr. 29, 2026 CHF (SFr) SFr / shares shares	Apr. 29, 2026 USD ($) $ / shares shares	Dec. 31, 2025 CHF (SFr) SFr / shares shares	Dec. 31, 2024 CHF (SFr) SFr / shares shares	Dec. 31, 2023 CHF (SFr) shares
Events after balance sheet date
Sale of treasury shares			19,612,752	3,050,665
Share sale price | SFr / shares			SFr 0.063	SFr 0.08
Gross proceeds from sale of treasury shares | SFr			SFr 1,228,733	SFr 240,899	SFr 2,350,512
Number of outstanding shares			147,831,814	128,292,969	125,195,393
Number of treasury shares			70,822,682	56,061,527
Number of outstanding shares benefiting from DSPPP			29,904,690	29,950,268
ADS
Events after balance sheet date
Number of treasury shares			30,000,000
Sale of treasury shares
Events after balance sheet date
Sale of treasury shares	4,068,074	4,068,074
Share sale price | SFr / shares	SFr 0.048
Gross proceeds from sale of treasury shares | SFr	SFr 195,833
Number of outstanding shares	151,901,337	151,901,337
Number of treasury shares	66,753,159	66,753,159
Number of outstanding shares benefiting from DSPPP	29,904,690	29,904,690
Sale of treasury shares | ADS
Events after balance sheet date
Sale of treasury shares	3,422,520	3,422,520
ADS sale price | $ / shares		$ 7.32
Share sale price | SFr / shares	SFr 0.045
Gross proceeds from sale of treasury shares	SFr 163,160	$ 208,698